Investments that Trade at Net Asset Value as a Practical Expedient (Details) - SiteOne Savings and Investment Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments that Trade at Net Asset Value as a Practical Expedient
Total investments, at fair value	$ 590,901,541	$ 508,609,665
Net asset value
Investments that Trade at Net Asset Value as a Practical Expedient
Total investments, at fair value	419,392,453	1,607,943
Net asset value | Collective investment trust fund - target date funds
Investments that Trade at Net Asset Value as a Practical Expedient
Total investments, at fair value	417,936,140
Net asset value | Collective investment trust fund - stable value
Investments that Trade at Net Asset Value as a Practical Expedient
Total investments, at fair value	$ 1,456,313	$ 1,607,943
Other Redemption Restricted Period	90 days	90 days
Redemption Notice Period	1 year	1 year